Intangible Assets - Schedule of Goodwill for Cash Generating Units (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,203	£ 1,203
Personal financial services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	13.60%	9.80%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Private banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	8.90%	9.80%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Other(2)
Disclosure of information for cash-generating units [line items]
Goodwill	£ 4	£ 4
Discount rate	13.60%	9.80%
Growth rate beyond initial cash flow projections	1.60%	1.60%